Issued capital (Details) - Schedule of issued capital - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Issued Capital Abstract
Ordinary shares	$ 86,586,794	$ 45,852,107	$ 34,192,043